Expense Example {- Fidelity China Region Fund} - 10.31 Fidelity China Region Fund - AMCIZ PRO-15 - Fidelity China Region Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor China Region Fund: Class A
Expense Example:
1 year	$ 691
3 years	937
5 years	1,202
10 years	1,957
Fidelity Advisor China Region Fund: Class M
Expense Example:
1 year	497
3 years	807
5 years	1,140
10 years	2,078
Fidelity Advisor China Region Fund: Class C
Expense Example:
1 year	299
3 years	615
5 years	1,057
10 years	2,091
Fidelity Advisor China Region Fund: Class I
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	1,143
Fidelity Advisor China Region Fund: Class Z
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	$ 990